Consolidated Balance Sheets - USD ($)	Jul. 31, 2015	Jan. 31, 2015	Jan. 31, 2014
Current assets
Cash	$ 73,394	$ 1,943,235	$ 67,478
Accounts receivable, net	209,987	99,145	68,859
Advances receivable, net		0	50,000
Inventory, net	1,037,087	183,226	604,046
Prepaid expenses and deposits	340,196	383,651	70,666
Total current assets	1,660,664	2,609,257	861,049
Equipment, net	18,686	21,141	6,300
Intangible assets, net	58,940	44,156	39,877
Deferred costs	79,169	43,422	65,539
TOTAL ASSETS	1,817,459	2,717,976	972,765
Current liabilities
Accounts payable and accrued liabilities	636,203	299,887	639,099
Interest payable	63,508	62,650	0
Factored line of credit	401,466	0
Promissory notes payable	3,450	3,450	397,422
Current portion of convertible promissory notes		0	1,022,294
Derivative financial instruments		0	241,618
Total current liabilities	1,104,627	365,987	2,300,433
Deferred compensation	237,035	170,369	0
Convertible promissory notes	624,613	605,850	1,670
Derivative financial instruments	0	3,799,950	0
TOTAL LIABILITIES	1,966,275	4,942,156	2,302,103
STOCKHOLDERS' EQUITY (CAPITAL DEFICIT)
Common stock Authorized 11,250,000 common shares, par value $0.001 per share Issued and outstanding 1,331,977 common shares (January 31, 2015: 1,010,391)	1,332	1,011	868
Common stock to be issued	15,000	15,000	7,500
Accumulated paid-in capital	32,108,446	25,083,735	4,907,955
Accumulated deficit	(32,267,349)	(27,317,681)	(6,239,416)
Accumulated other comprehensive income (loss)	(6,245)	(6,245)	(6,245)
Total stockholders' equity (capital deficit)	(148,816)	(2,224,180)	(1,329,338)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,817,459	$ 2,717,976	$ 972,765